TAXATION - Valuation allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
TAXATION
Beginning balance	¥ 148,189	$ 21,191	¥ 84,879
Increase (decrease) in valuation allowance	(38,700)	(5,500)	63,310
Ending balance	¥ 109,520	$ 15,661	¥ 148,189